Note 11 - Notes Payable - Summary of Interest Expense on Notes Payable (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Total interest expense	$ 3,641	$ 383,995	$ 1,349,486	$ 843,240	$ 1,277,965	$ 5,911
Notes Payable [Member]
Interest on notes payable, related parties					320,580	0
Amortization of debt discounts on notes payable, related parties					817,594	0
Interest on notes payable					31,546	5,911
Amortization of debt discounts on notes payable					108,245	0
Total interest expense					$ 1,277,965	$ 5,911